Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Deferred tax assets:
Net loss carryforward	¥ 3,378,686	$ 491,410	¥ 3,830,587
Deferred revenue	46,280,663	6,731,243	37,792,874
Deferred rent	6,235,277	906,883	6,491,710
Bad debt expenses	1,608,304	233,918	1,178,511
Accrued expenses	13,439,648	1,954,716	14,757,386
Unrealized gains from disposal of long-term investment			9,180,762
Impairment of long-lived assets	1,252,169	182,120
Valuation allowance	(4,284,778)	(623,195)	(3,672,489)
Total deferred tax assets	67,909,969	9,877,095	69,559,341
Deferred tax liabilities:
Depreciation of property and equipment	(4,028,230)	(585,882)	(4,782,353)
Unrealized gains from trading securities	(10,312,983)	(1,499,961)	(27,745,951)
Intangible assets	(5,851,517)	(851,068)	(1,014,907)
Withholding tax on PRC earnings to be distributed	(23,345,894)	(3,395,519)
Total deferred tax liabilities	¥ (43,538,624)	$ (6,332,430)	¥ (33,543,211)